Segment reporting - Schedule of Selected Financial Information by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Total revenues	€ 1,904,549	€ 1,492,840		€ 1,292,402
Depreciation and amortisation expense	(193,170)	(171,882)		(154,675)
Adjusted EBIT	220,212	157,729		149,115
Transaction costs related to acquisitions	(6,001)	(2,289)
Net releases/costs related to lease agreements				(15,512)
Severance indemnities and provision for severance expenses	(4,002)	(2,199)		(8,692)
Legal costs for trademark disputes	(2,168)	(7,532)
Costs related to the business combination	(2,140)	(2,137)
Net impairment of leased and owned stores	(1,782)	(1,639)		(8,996)
Impairment on held for sale assets				(4,884)
Special donations for social responsibilities	(100)	(1,000)		(205,059)
Net income related to lease agreements	4,129	6,844
Financial income	37,282	13,320	[1]	45,889	[1]
Finance costs	(68,121)	(54,346)	[1]	(43,823)	[1]
Foreign exchange losses	(5,262)	(7,869)	[1]	(7,791)	[1]
Result from investments accounted for using the equity method	(2,953)	2,199	[1]	2,794	[1]
Profit/(Loss) before taxes	169,094	101,081	[1]	(96,959)	[1]
ZEGNA
Disclosure of operating segments [line items]
Severance indemnities and provision for severance expenses	(1,166)
Costs related to the business combination	(1,066)	(1,101)		(13,028)
Net impairment of leased and owned stores		(819)
Thom Browne
Disclosure of operating segments [line items]
Transaction costs related to acquisitions	(263)
Costs related to the business combination	(98)	(98)		(1,035)
Net impairment of leased and owned stores		(820)
Tom Ford Fashion
Disclosure of operating segments [line items]
Severance indemnities and provision for severance expenses	(2,836)
Corporate
Disclosure of operating segments [line items]
Costs related to the business combination	(976)	(938)		(190,996)
Operating segments
Disclosure of operating segments [line items]
Total revenues	1,904,549	1,492,840		1,292,402
Operating segments | ZEGNA
Disclosure of operating segments [line items]
Total revenues	1,322,045	1,176,706		1,035,175
Depreciation and amortisation expense				(137,500)
Adjusted EBIT	193,466	141,513		131,929
Operating segments | Thom Browne
Disclosure of operating segments [line items]
Total revenues	380,287	330,891		264,066
Depreciation and amortisation expense				(17,173)
Adjusted EBIT	58,969	48,077		38,097
Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Total revenues	235,544
Adjusted EBIT	(1,741)
Operating segments | Corporate
Disclosure of operating segments [line items]
Total revenues	0	0		0
Adjusted EBIT	(30,423)	(31,861)		(20,911)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Total revenues	(33,327)	(14,757)		(6,839)
From Third Parties
Disclosure of operating segments [line items]
Total revenues	1,904,549	1,492,840		1,292,402
Depreciation and amortisation expense	(193,170)	(171,882)
From Third Parties | Operating segments | ZEGNA
Disclosure of operating segments [line items]
Total revenues	1,290,608	1,162,826		1,029,005
Depreciation and amortisation expense	(139,902)	(148,747)
From Third Parties | Operating segments | Thom Browne
Disclosure of operating segments [line items]
Total revenues	378,410	330,014		263,397
Depreciation and amortisation expense	(27,214)	(23,129)
From Third Parties | Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Total revenues	235,531
Depreciation and amortisation expense	(26,008)
From Third Parties | Operating segments | Corporate
Disclosure of operating segments [line items]
Total revenues	0	0		0
Depreciation and amortisation expense	(46)	(6)		(2)
Inter Segment Revenue
Disclosure of operating segments [line items]
Total revenues	0	0		0
Depreciation and amortisation expense	0	0		0
Adjusted EBIT	(59)	0		0
Inter Segment Revenue | Operating segments | ZEGNA
Disclosure of operating segments [line items]
Total revenues	31,437	13,880		6,170
Inter Segment Revenue | Operating segments | Thom Browne
Disclosure of operating segments [line items]
Total revenues	1,877	877		669
Inter Segment Revenue | Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Total revenues	13
Inter Segment Revenue | Operating segments | Corporate
Disclosure of operating segments [line items]
Total revenues	0	0		0
Inter Segment Revenue | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Total revenues	€ (33,327)	€ (14,757)		€ (6,839)

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.